Related parties	3 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
25. Related parties
(a) Related Parties Transactions
In June 2023, Dlocal Argentina S.A. entered into a loan agreement with DLocal Group for a total amount of US$100,000, which currently matures in December 2025. In August 2024, Dlocal Argentina partially repaid the intra-group loan by transferring approximately US$69,100 worth of Argentine government bonds to the subsidiary in Malta. In October 2024, Dlocal Argentina S.A. made a repayment of US$5,000, and in May 2025 an additional repayment of US$23,266. In September 2025, DLocal Group made a final repayment of US$11,639, thereby fully settling the outstanding balance. The primary impact on the Unaudited Consolidated Condensed Interim Financial Statements relates to foreign exchange losses incurred by Dlocal Argentina S.A. For further detail refer to Note 11. Other Results.
(b) Key Management compensation
The Group’s Executive Team and Director compensation was as follows:

	Six months ended		Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Short-term employee benefits – Salaries and wages	3,304	9,233	1,655	4,847
Long-term employee benefits – Share-based payment	7,760	2,114	4,057	902
	11,064	11,347	5,712	5,749
(c) Transactions with other related parties
The following transactions occurred with related parties:

	Six months ended		Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Transactions with merchants – Revenues	3,288	466	1,563	284
Transactions with collection entities – Costs	(20,623)	(5,862)	(9,634)	(3,632)
Transactions with other related parties – Financial expenses (item (a)) (1)	—	(4,569)	—	(3,175)
(1)   Foreign exchange losses not eliminated on the Unaudited Consolidated Condensed Interim Financial Statements, refer to Note 11. Other results.
(d) Outstanding balances arising from transactions with other related parties
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	June 30, 2026	December 31, 2025
Balances with merchants – trade payables	(671)	(1,738)
Balances with collection entities – Trade payables	(65)	(65)
Balances with collection entities – Trade receivables	10,118	12,012
Balances with collection entities – Advances and other receivables	11,986	12,081
All transactions with related parties were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured and are repayable in cash.